UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

One Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

John G. Popp

Credit Suisse Asset Management Income Fund, Inc.

One Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

Credit Suisse Asset Management

Income Fund, Inc.

One Madison Avenue

New York, NY 10010

Directors

Steven N. Rappaport

Chairman of the Board

Terry Fires Bovarnick

James J. Cattano

Laura A. DeFelice

Lawrence J. Fox

Jeffrey E. Garten

Mahendra R. Gupta

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Laurie Pecha

Chief Financial Officer and Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

One Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Credit Suisse Asset Management

Income Fund, Inc.

SEMIANNUAL REPORT

June 30, 2018

(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report

June 30, 2018 (unaudited)

July 13, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2018.

Performance Summary

01/01/18 – 6/30/18

Fund & Benchmark	Performance
Total Return (based on net asset value (“NAV”))[1]	0.66%
Total Return (based on market value)[1]	-0.56%
ICE BofAML US High Yield Constrained Index[2]	0.08%

Market Review: Mixed Technicals and Rate Pressure Lead to Slightly Positive Returns

The six-month period ended June 30, 2018 was marginally positive for the high yield asset class, with the ICE BofAML US High Yield Constrained Index (the “Index”), the Fund’s benchmark, returning 0.08%. Yields widened throughout the period to end at 6.53%—69 basis points wider than the previous period ended December 31, 2017. This was likely due to US Treasury weakness, as spreads ended the semiannual period at +383 basis points, only 10 basis points wider than on December 31, 2017.

In the first quarter of 2018, the high yield asset class exhibited negative returns, as increasing US Treasury rates and fund outflows weighed on the market. In addition, although total returns in the second quarter were positive, price returns were negative due to increasing inflation concerns, volatile US Treasury bond yields and trade tensions. Those pressures were slightly offset by favorable market technicals driven by slower issuance activity.

From a ratings perspective, CCC-rated and B-rated bonds outperformed, returning 3.12% and 1.05%, respectively, while BB-rated bonds significantly underperformed, delivering -1.77%.

From an industry perspective, telecommunications (+2.46%), healthcare (+1.86%) and transportation (+1.45%) were the best performing sectors for the period. In contrast, automotive (-5.68%) and banking (-4.10%) were the worst performers.

Default activity, as measured by JP Morgan, ended the period at 2.06%—which is 60 basis points higher than year-end 2017. However, default rates continue to hover below historical averages—a trend we expect to continue—especially given that JPMorgan is maintaining its 2018 default rate expectation at 2.5%.

Technical conditions improved in the latter half of the period and resulted in slightly positive overall returns for the asset class. This is due in part to a limited supply—high-yield new-issue activity totaled $126.3 billion year to date or $45.2 billion excluding refinancings—both figures are down 28% compared to the same period last year.

Strategic Review and Outlook: Expecting Continued Stability

For the six-month period ended June 30, 2018, the Fund outperformed its benchmark on a net asset value basis. The outperformance was largely due to positive allocation to the leveraged loan asset class, as well as positive selection within the high yield asset class.

From a sector perspective, positive security selection in basic industry—specifically within the chemicals, auto parts & equipment and building materials sectors—provided the greatest contribution to relative returns. Positive

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2018 (unaudited)

selection in energy and technology & electronics also contributed to returns. In contrast, holdings across various telecommunications subsectors detracted from relative returns. From a ratings perspective, an underweight to BB-rated bonds helped overall performance, while security selection in B-rated and the lowest end of the rating spectrum detracted from relative returns.

Despite global trade tensions and other geopolitical headlines, most risk asset classes have posted gains in the first half of 2018. In our opinion, the United States economy remains healthy—unemployment is declining, and corporate earnings are exhibiting positive trends. We remain positive on underlying market fundamentals and believe near-term default rates will remain relatively unchanged outside of certain specific sectors.

The Fund is currently positioned with underweights in certain sectors of the high yield market, including energy, telecommunications and healthcare. The energy sector has a high weighting in the Index (approximately 15%) and we have maintained an underweight given the Index’s material exposure to one commodity’s trading price. Our underweights to the telecommunications and healthcare sectors (approximately 9% and 10% of the Index, respectively) have been driven by secular concerns regarding legacy wireline companies and pressures on portions of the healthcare provider sector, respectively.

The US Federal Reserve has been increasing the Federal Funds rate at a measured pace and recent commentary is supportive of at least two more hikes in 2018. We saw evidence of rate volatility during the period and believe the long end of the Treasury curve could be sensitive to additional fluctuations. As such, we have continued to maintain a shorter duration relative to the Index with a focus on less rate-sensitive bonds.

Thomas J. Flannery Chief Investment Officer*	John G. Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of dividends of $0.132 per share.
[2]

The ICE BofAML US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index. The Index was previously known as The BofA Merrill Lynch US High Yield Master II Constrained Index.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2018 (unaudited)

*

Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.

**

John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2018 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of June 30, 2018)

S&P Ratings**

BBB	1.5%
BB	33.0
B	40.0
CCC	19.4
CC	0.9
NR	2.0

Subtotal	96.8
Equity and Other	1.0
Short-Term Investments[1]	2.2

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**

Credit Quality is based on ratings provided by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”). S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

[1]	Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2018, if applicable.

Average Annual Returns

June 30, 2018 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	4.71%	7.16%	6.71%	8.79%
Market Value	1.59%	8.43%	4.62%	9.09%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 1.72%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (111.8%)
Air Transportation (0.3%)
$550	United Continental Holdings, Inc., Company Guaranteed Notes	(BB, Ba3)	02/01/24	5.000	$532,125

Auto Parts & Equipment (1.8%)
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B1)	11/15/26	5.625	1,287,000
2,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 09/15/21 @ 102.38)(1)	(BB-, Ba1)	09/15/26	4.750	1,887,500

					3,174,500

Brokerage (2.4%)
600	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/18 @ 103.44)(1)	(B, B1)	04/15/22	6.875	601,500
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/18 @ 103.75)(1)	(B, B1)	04/15/21	7.500	1,479,000
2,375	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	2,315,625

					4,396,125

Building & Construction (0.8%)
1,500	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	1,443,750

Building Materials (9.1%)
1,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	988,750
550	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	565,125
1,000	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	950,000
1,825	Beacon Roofing Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	1,687,030
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	309,563
2,060	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	2,155,275
250	James Hardie International Finance DAC, Rule 144A, Senior Unsecured Notes (Callable 01/15/21 @ 102.38)(1)	(BB, Ba1)	01/15/25	4.750	245,000
1,250	James Hardie International Finance DAC, Rule 144A, Senior Unsecured Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,187,500
525	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	501,375
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	466,250
2,350	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 07/16/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	2,479,250

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials
$2,450	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 07/30/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	$2,566,375
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB, B3)	04/15/22	8.500	538,175
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/16/18 @ 103.06)	(BB, B3)	07/15/23	6.125	510,000
475	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	478,562
800	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	820,000

					16,448,230

Cable & Satellite TV (9.5%)
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B1)	05/15/26	7.500	1,212,125
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 07/30/18 @ 104.97)(1)	(B+, B1)	02/15/23	6.625	815,100
550	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B1)	05/01/26	7.375	539,798
1,200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B, B1)	05/15/24	6.250	1,170,000
700	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 07/30/18 @ 103.00)(1)	(B, B1)	05/15/22	6.000	703,360
500	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	483,750
1,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	1,197,000
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	1,854,625
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B2)	06/01/24	5.250	649,037
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba2)	02/01/28	5.375	788,375
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, Ba2)	04/15/27	5.500	47,875
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	410,500
335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	387,026
2,350	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	2,470,437
1,000	Radiate Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(CCC+, Caa1)	02/15/23	6.875	965,000
1,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,647,000
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	646,169

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,350	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, B1)	01/15/27	5.500	$1,264,410

					17,251,587

Chemicals (5.4%)
1,225	A Schulman, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 105.16)	(B, B3)	06/01/23	6.875	1,294,519
1,700	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(1),(3)	(CCC+, Caa1)	06/01/23	18.250	1,697,875
500	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	491,875
1,100	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,039,500
1,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	971,250
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	526,875
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	9,946
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	993,750
1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	1,494,375
1,000	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	960,000
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	330,330

					9,810,295

Consumer/Commercial/Lease Financing (1.6%)
2,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/16/18 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	2,555,125
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 07/10/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	388,547

					2,943,672

Diversified Capital Goods (0.8%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	931,500

470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	469,413

					1,400,913

Electronics (2.1%)
1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB-, Ba3)	02/10/26	4.625	1,675,625
675	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	682,594
1,500	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,518,750

					3,876,969

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (2.0%)
$825	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 03/31/21 @ 102.94)(1)	(BB+, Ba2)	03/31/25	5.875	$852,638
600	Jagged Peak Energy LLC, Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.94)(1)	(B, B3)	05/01/26	5.875	589,500
932	Talos Production Finance, Inc., Rule 144A, Secured Notes (Callable 05/10/19 @ 105.50)(1)	(NR, NR)	04/03/22	11.000	981,177
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 100.00)	(CC, Ca)	06/15/19	8.500	1,115,570

					3,538,885

Food - Wholesale (1.9%)
1,300	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)(8)	(B+, B2)	04/01/25	5.250	1,228,500
1,160	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	1,116,500
400	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	390,000
700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(BB, B2)	06/15/24	5.875	715,750

					3,450,750

Gaming (3.0%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 103.00)(1)	(B, B3)	08/15/26	6.000	497,500
1,750	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B2)	01/15/28	4.750	1,627,500
1,683	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,779,772
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	1,538,778

					5,443,550

Gas Distribution (3.3%)
1,450	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	1,413,750
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	1,603,125
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	708,750
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(BB-, B1)	06/15/24	5.625	705,000
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 07/30/18 @ 104.50)	(BB-, B1)	05/15/23	6.000	161,745
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(BB-, B1)	10/01/25	6.500	410,125
1,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	1,015,000

					6,017,495

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities (1.3%)
$1,000	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	$1,002,500
200	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	203,500
1,263	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	1,208,795

					2,414,795

Health Services (2.1%)
1,250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba2)	10/01/24	5.125	1,215,625
1,425	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	1,378,687
1,200	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,227,000

					3,821,312

Hotels (1.1%)
2,100	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	2,031,750

Insurance Brokerage (3.3%)
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,825,000
710	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 08/01/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	734,761
1,500	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,485,000
1,950	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,920,750

					5,965,511

Investments & Misc. Financial Services (2.5%)
2,300	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,254,000
2,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	2,199,396

					4,453,396

Machinery (1.0%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(1)	(BB-, B2)	01/15/26	5.000	952,200
775	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	772,094

					1,724,294

Media - Diversified (0.3%)
550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	504,625

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media Content (2.3%)
$1,550	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	$1,681,207
1,200	Netflix, Inc., Rule 144A, Senior Unsecured Notes(1)	(B+, Ba3)	11/15/28	5.875	1,217,640
325	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, B1)	05/15/25	5.125	305,500
905	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(1)	(B+, Ba3)	08/01/23	5.000	903,869

					4,108,216

Medical Products (0.4%)
625	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/30/18 @ 102.00)(1),(3)	(CCC+, Caa2)	11/01/21	17.000	628,125

Metals & Mining - Excluding Steel (4.3%)
1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba3)	01/15/24	4.875	1,499,625
2,000	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/18 @ 101.53)(1)	(B, B2)	12/15/20	6.125	1,935,000
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1),(8)	(B, NR)	03/01/26	6.875	1,440,000
907	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	927,407
2,120	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 08/13/18 @ 100.00)(4),(6),(7)	(NR, NR)	06/01/19	11.000	—
2,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B, B3)	06/15/22	8.750	2,045,000

					7,847,032

Oil Field Equipment & Services (4.2%)
1,575	FTS International, Inc., Global Senior Secured Notes (Callable 07/30/18 @ 103.13)	(B, B3)	05/01/22	6.250	1,596,577
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	1,038,490
794	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 07/30/18 @ 100.00)(3)	(NR, NR)	02/04/20	8.400	285,924
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 07/30/18 @ 103.38)(8)	(B-, Caa2)	07/15/22	6.750	698,250
400	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 07/30/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	382,000
2,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	2,528,125
680	Sidewinder Drilling, Inc., Secured Notes (Callable 07/17/18 @ 100.00)(5),(6),(7)	(NR, NR)	02/15/20	12.000	646,250
100	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(8)	(B, Caa2)	10/15/22	5.800	99,500
400	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, B3)	02/15/25	6.625	387,000

					7,662,116

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (1.4%)
$500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 07/30/18 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	$500,150
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	2,050,000

					2,550,150

Packaging (3.5%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,025,062
1,000	Crown Americas Capital Corp., VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1)	(B+, Ba3)	02/01/26	4.750	952,500
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,935,000
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 07/09/18 @ 103.88)(1),(9)	(B-, Caa1)	02/15/23	7.750	545,100
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	1,951,344

					6,409,006

Personal & Household Products (1.8%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CC, Caa3)	03/15/25	8.875	607,500
1,600	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	1,562,000
1,150	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	1,144,250

					3,313,750

Pharmaceuticals (3.9%)
1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B3)	01/15/26	4.875	962,790
500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 07/30/18 @ 104.50)(1)	(CCC+, B3)	07/15/23	6.000	413,750
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(8)	(BB-, Ba2)	10/15/24	5.875	637,000
1,800	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 09/15/24 @ 100.00)	(BB, B1)	12/15/24	4.375	1,377,000
1,525	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	1,438,266
250	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, Caa1)	12/15/25	9.000	259,987
1,300	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba3)	03/15/24	7.000	1,367,860
500	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B-, Caa1)	04/01/26	9.250	520,625

					6,977,278

Printing & Publishing (0.5%)
1,000	Multi-Color Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B2)	11/01/25	4.875	933,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (3.4%)
$750	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	$751,875
1,398	iStar, Inc., Senior Unsecured Notes (Callable 07/30/18 @ 100.00)	(BB-, B1)	07/01/19	5.000	1,395,379
600	iStar, Inc., Senior Unsecured Notes (Callable 07/30/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	609,750
1,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	970,625
1,300	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(CCC+, Caa2)	11/01/23	8.125	1,412,970
900	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	909,000

					6,049,599

Recreation & Travel (2.5%)
1,250	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	1,309,375
235	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	232,063
750	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	763,200
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	632,749
850	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	829,812
675	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	663,187

					4,430,386

Restaurants (1.8%)
1,350	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,353,618
2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	1,973,740

					3,327,358

Software - Services (4.6%)
1,850	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,782,937
1,046	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 8.250%(1),(10)	(CCC, NR)	06/30/23	10.590	1,059,703
900	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B1)	01/15/24	5.750	903,393
950	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/30/18 @ 101.78)(1),(3)	(CCC, Caa2)	05/01/21	15.000	955,938
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 07/16/18 @ 102.88)(9)	(CCC+, Caa1)	05/15/22	5.750	1,070,971
663	Sabre GLBL, Inc. Rule 144A, Senior Secured Notes (Callable 11/15/18 @ 103.94)(1)	(BB, Ba2)	11/15/23	5.250	670,445
1,750	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	1,952,352

					8,395,739

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (0.9%)
$250	Eagle Intermediate Global Holding B.V., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	$250,313
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	343,875
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	740,625
300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 102.88)	(B+, B1)	10/01/22	5.750	303,937

					1,638,750

Steel Producers/Products (1.1%)
600	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 04/15/21 @ 102.88)(1)	(BB+, Ba3)	04/15/26	5.750	585,000
400	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	381,000
1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	1,097,500

					2,063,500

Support - Services (7.8%)
2,100	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	2,147,250
1,215	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	1,456,481
575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	523,250
1,200	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,197,000
2,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/20 @ 104.22)	(BB-, B2)	09/01/25	5.625	1,970,000
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,404,653
2,025	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	1,949,062
575	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	553,438
1,100	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba3)	01/15/28	4.875	1,021,295
500	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB, Ba3)	05/15/27	5.500	486,250
1,350	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B+, Caa1)	05/01/25	7.875	1,299,375

					14,008,054

Tech Hardware & Equipment (1.5%)
1,400	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	1,382,500

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment
$525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	$495,469
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, Ba3)	06/15/25	6.000	897,969

					2,775,938

Telecom - Satellite (0.7%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	514,535
800	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	753,000

					1,267,535

Telecom - Wireless (2.1%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(1)	(NR, Baa2)	03/20/28	5.152	982,500
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	881,125
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB+, Ba2)	01/15/26	6.500	723,625
1,550	Wind Tre SpA, Rule 144A, Senior Secured Notes (Callable 11/03/20 @ 102.50)(1)	(BB-, B1)	01/20/26	5.000	1,236,450

					3,823,700

Telecom - Wireline Integrated & Services (3.5%)
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	350,000
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	2,637,745
619	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/21 @ 102.63)	(BB, Ba3)	03/15/26	5.250	590,278
800	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	752,760
150	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	149,344
600	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 104.50)	(B, B3)	04/01/23	6.000	613,500
1,175	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,157,375

					6,251,002

Theaters & Entertainment (3.1%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B+, B3)	05/15/27	6.125	731,250
600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 102.94)(8)	(B+, B3)	02/15/22	5.875	612,750
500	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(8)	(B+, B3)	11/15/26	5.875	482,500
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 07/30/18 @ 104.50)(1)	(BB, Ba2)	06/15/23	6.000	770,625

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment
$1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 07/30/18 @ 102.44)	(BB, B2)	06/01/23	4.875	$1,231,094
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, B1)	03/15/26	5.625	696,500
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	994,250

					5,518,969

Transport Infrastructure/Services (0.9%)
1,750	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 07/30/18 @ 108.44)(1)	(B, Caa2)	08/15/22	11.250	1,669,063

TOTAL CORPORATE BONDS (Cost $205,547,521)					202,293,545

BANK LOANS (21.4%)
Aerospace & Defense (0.5%)
878	Sequa Mezzanine Holdings LLC, LIBOR 1M + 5.000%(10)	(B-, B3)	11/28/21	7.046	880,679

Auto Parts & Equipment (0.8%)
752	Dayco Products LLC, LIBOR 3M + 4.250%(7),(10)	(B, B2)	05/19/23	6.557	754,281
678	U.S. Farathane LLC, LIBOR 3M + 3.500%(10)	(B+, B2)	12/23/21	5.834	677,886

					1,432,167

Building Materials (1.5%)
1,000	Airxcel, Inc., LIBOR 1M + 8.750%(10)	(CCC+, Caa2)	04/27/26	10.844	977,500
923	Fastener Acquisition, Inc., LIBOR 3M + 8.750(10)	(CCC+, Caa2)	03/30/26	11.084	890,221
937	Morsco, Inc., Prime + 6.000%(7),(10)	(B+, B3)	10/31/23	11.000	955,411

					2,823,132

Chemicals (3.7%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(7),(10)	(NR, Caa1)	07/11/25	10.587	995,000
1,313	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/14/24	10.094	1,315,781
1,637	Preferred Proppants LLC, LIBOR 3M + 7.750%(5),(7),(10)	(CCC, Caa2)	07/27/20	10.084	1,558,939
995	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/22/21	6.094	987,776
1,750	Vantage Specialty Chemicals, Inc., LIBOR 2M + 8.250%(10)	(CCC, Caa2)	10/27/25	10.347	1,763,860

					6,621,356

Diversified Capital Goods (1.0%)
750	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(10)	(B+, Ba3)	11/30/23	6.001	746,250
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(7),(10)	(B-, Caa1)	01/30/23	10.834	1,010,025

					1,756,275

Electronics (1.0%)
750	CPI International, Inc., LIBOR 1M + 7.250%(7),(10)	(CCC+, Caa2)	07/26/25	9.344	754,687
990	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	6.084	988,322

					1,743,009

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Energy - Exploration & Production (0.5%)
$1,000	W&T Offshore, Inc.(5),(10)	(B-, Caa2)	05/15/20	9.000	$1,003,330

Health Facilities (0.8%)
998	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(7),(10)	(B, B1)	02/22/24	7.500	997,500
498	Western Dental Services, Inc., LIBOR 1M + 4.500%(7),(10)	(B-, B3)	06/23/23	6.594	499,064

					1,496,564

Insurance Brokerage (1.1%)
1,975	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.609	1,973,851

Investments & Misc. Financial Services (1.0%)
944	Ditech Holding Corp., LIBOR 1M + 6.000%(10)	(B-, Caa2)	06/30/22	8.094	908,817
930	Ocwen Financial Corp., LIBOR 1M + 5.000%(10)	(B+, B3)	12/05/20	7.085	931,091

					1,839,908

Machinery (1.6%)
1,734	CPM Acquisition Corp., LIBOR 1M + 8.250%(10)	(B-, Caa1)	04/10/23	10.344	1,769,911
1,125	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(7),(10)	(B-, Caa3)	09/30/24	11.094	1,136,250

					2,906,161

Media Content (0.3%)
500	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(9),(10)	(CCC+, Caa2)	06/30/22	8.250	587,698

Medical Products (0.5%)
895	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(7),(10)	(B-, B2)	06/15/23	7.077	903,910

Personal & Household Products (2.3%)
1,000	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(7),(10)	(CCC+, Caa1)	09/29/25	9.844	1,002,500
495	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, Caa1)	02/05/24	6.807	476,631
1,350	Comfort Holding LLC, LIBOR 1M + 10.000%(10)	(CCC-, Caa3)	02/03/25	12.057	1,279,969
1,250	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(10)	(CCC, Caa2)	11/08/24	10.331	865,625
45	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/30/23	6.080	45,461
451	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/30/23	6.084	451,177

					4,121,363

Real Estate Investment Trusts (0.6%)
1,115	Quality Care Properties, Inc., LIBOR 1M + 5.250%(10)	(B-, Caa1)	10/31/22	7.344	1,122,839

Software - Services (2.1%)
623	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.557	602,141
1,000	Eze Castle Software, Inc., LIBOR 1M + 6.500%(10)	(CCC+, Caa1)	04/05/21	8.594	1,003,335
803	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.350	804,824
361	LDiscovery LLC, LIBOR 2M + 5.875%(5),(7),(10)	(B, B3)	12/09/22	7.958	337,477
1,000	TigerLuxOne Sarl, LIBOR 3M + 8.250%(7),(10)	(CCC+, Caa2)	02/16/25	10.584	990,000

					3,737,777

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Specialty Retail (1.2%)
$1,250	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(7),(10)	(CCC+, Caa1)	10/03/25	9.863	$1,253,125
1,000	Sally Holdings LLC(10)	(BB+, Ba1)	07/05/24	4.500	948,750

					2,201,875

Support - Services (0.3%)
1,525	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(5),(10)	(CC, Caa3)	11/14/19	13.500	526,004

Theaters & Entertainment (0.6%)
880	Metro-Goldwyn-Mayer, Inc.(7),(10)	(B-, B2)	06/26/26	4.500	871,479
158	NEG Holdings LLC, LIBOR 3M + 8.000%(5),(6),(7),(10)	(NR, NR)	10/17/22	10.334	148,054

					1,019,533

TOTAL BANK LOANS (Cost $38,876,785)					38,697,431

ASSET BACKED SECURITY (0.6%)
Collateralized Debt Obligation (0.6%)
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(10) (Cost $919,972)	(BB, NR)	01/20/25	7.109	1,007,384

Number of Shares
COMMON STOCKS (1.4%)
Auto Parts & Equipment (0.5%)
46,071	UCI International, Inc.(5),(6),(7),(11)				875,349

Building & Construction (0.0%)
5	White Forest Resources, Inc.(5),(6),(7),(11)				28

Building Materials (0.0%)
372	Dayton Superior Corp.(5),(6),(7),(11)				—

Energy - Exploration & Production (0.5%)
26,788	Talos Energy, Inc.(11)				860,699

Oil Field Equipment & Services (0.3%)
11	Sidewinder Drilling, Inc., Series A(5),(6),(7),(11)				661,266

Support - Services (0.1%)
800	LTR Holdings LLC(5),(6),(7),(11)				220,480
433	Sprint Industrial Holdings LLC, Class G(6),(7),(11)				4
39	Sprint Industrial Holdings LLC, Class H(6),(7),(11)				1
96	Sprint Industrial Holdings LLC, Class I(6),(7),(11)				1

					220,486

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Number of Shares				Value
Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(5),(6),(7),(11)			$20

TOTAL COMMON STOCKS (Cost $2,887,148)				2,617,848

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(5),(6),(7),(11) (Cost $156,000)			—

SHORT-TERM INVESTMENTS (5.4%)
4,301,063	State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(12)			4,301,063

Par (000)		Maturity	Rate%
$5,445	State Street Bank and Trust Co. Euro Time Deposit	07/02/18	0.280	5,444,541

TOTAL SHORT-TERM INVESTMENTS (Cost $9,745,604)				9,745,604

TOTAL INVESTMENTS AT VALUE (140.6%) (Cost $258,133,030)				254,361,812

LIABILITIES IN EXCESS OF OTHER ASSETS (-40.6%)				(73,500,838)

NET ASSETS (100.0%)				$180,860,974

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $156,901,661 or 86.8% of net assets.

(2)	This security is denominated in British Pound.

(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(4)	Bond is currently in default.

(5)	Illiquid security (unaudited).

(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(7)	Security is valued using significant unobservable inputs.

(8)	Security or portion thereof is out on loan (See note 2-I).

(9)	This security is denominated in Euro.

(10)	Variable rate obligation - The interest rate shown is the rate in effect as of June 30, 2018.

(11)	Non-income producing security.

(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2018.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	334,900	USD	401,401	10/12/18	Morgan Stanley	$401,401	$394,033	$(7,368)
GBP	1,685,000	USD	2,305,762	10/12/18	Morgan Stanley	2,305,762	2,234,684	(71,078)
USD	3,495,423	EUR	2,895,000	10/12/18	Morgan Stanley	(3,495,423)	(3,406,166)	89,257
USD	3,001,555	GBP	2,241,350	10/12/18	Morgan Stanley	(3,001,555)	(2,972,528)	29,027

								$39,838

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $4,301,063 (Cost $258,133,030) (Note 2)	$254,361,812 [1]
Cash	55,976
Foreign currency at value (Cost $827,262)	779,453
Interest receivable	3,967,361
Receivable for investments sold	1,451,976
Unrealized appreciation on forward foreign currency contracts (Note 2)	118,284
Prepaid expenses and other assets	11,647

Total assets	260,746,509

Liabilities
Investment advisory fee payable (Note 3)	207,486
Administrative services fee payable (Note 3)	7,930
Loan payable (Note 4)	73,000,000
Payable upon return of securities loaned (Note 2)	4,301,063
Payable for investments purchased	2,091,696
Unrealized depreciation on forward foreign currency contracts (Note 2)	78,446
Directors’ fee payable	40,735
Accrued expenses	158,179

Total liabilities	79,885,535

Net Assets
Applicable to 52,304,929 shares outstanding	$180,860,974

Net Assets
Capital stock, $.001 par value (Note 6)	52,305
Paid-in capital (Note 6)	196,871,689
Undistributed net investment income	708,685
Accumulated net realized loss on investments, foreign currency transactions and forward foreign currency contracts	(12,991,813)
Net unrealized depreciation on investments, foreign currency translations and forward foreign currency contracts	(3,779,892)

Net assets	$180,860,974

Net Asset Value Per Share ($180,860,974 / 52,304,929)	$3.46

Market Price Per Share	$3.16

[1]	Includes $4,258,636 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

Investment Income
Interest	$9,001,636
Securities lending (Note 2)	16,335

Total investment income	9,017,971

Expenses
Investment advisory fees (Note 3)	417,654
Administrative services fees (Note 3)	29,755
Interest expense (Note 4)	842,496
Commitment fees (Note 4)	72,247
Directors’ fees	64,211
Legal fees	31,521
Printing fees	31,067
Audit and tax fees	28,058
Transfer agent fees	25,295
Custodian fees	12,894
Stock exchange listing fees	8,448
Insurance expense	2,227
Miscellaneous expense	4,595

Total expenses	1,570,468

Net investment income	7,447,503

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized gain from investments	407,828
Net realized gain from foreign currency transactions	27,190
Net change in unrealized appreciation (depreciation) from investments	(7,658,341)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(70,654)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	139,407

Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(7,154,570)

Net increase in net assets resulting from operations	$292,933

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
From Operations
Net investment income	$7,447,503	$12,611,433
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	435,018	(1,210,696)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(7,589,588)	7,811,112

Net increase in net assets resulting from operations	292,933	19,211,849

From Dividends and Distributions
Dividends from net investment income	(6,904,251)	(12,652,428)
Return of capital	—	(1,153,355)

Net decrease in net assets resulting from dividends	(6,904,251)	(13,805,783)

From Capital Share Transactions (Note 6)
Issuance of 0 and 13,164 shares through the directors compensation plan (Note 3)	—	47,195

Net increase in net assets from capital share transactions	—	47,195

Net increase (decrease) in net assets	(6,611,318)	5,453,261
Net Assets
Beginning of period	187,472,292	182,019,031

End of period	$180,860,974	$187,472,292

Undistributed net investment income	$708,685	$165,433

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Cash Flows

June 30, 2018 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Used by Operating Activities
Net increase in net assets resulting from operations		$292,933

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used by Operating Activities
Increase in dividend and interest receivable	$(743,324)
Increase in accrued expenses	12,045
Increase in payable upon return of securities loaned	467,903
Increase in prepaid expenses and other assets	(5,698)
Decrease in receivable for Fund shares sold	22,486
Decrease in investment advisory fee payable	(11,867)
Net amortization of discount on investments	(348,648)
Purchases of long-term securities, net of change in payable for investments purchased	(77,965,414)
Sales of long-term securities, net of change in receivable for investments sold	51,270,948
Purchase of short-term securities, net	(3,746,950)
Net change in unrealized (appreciation) depreciation from investments, foreign currency translations and forward foreign currency contracts	7,518,934
Net realized gain from investments	(407,828)
Total adjustments		(23,937,413)

Net cash used by operating activities[1]		$(23,644,480)

Cash Flows From Financing Activities
Borrowings on revolving credit facility	48,500,000
Repayments of credit facility	(21,500,000)
Cash dividends paid	(6,904,251)

Net cash provided by financing activities		20,095,749

Net decrease in cash		(3,548,731)
Cash — beginning of year		4,384,160

Cash — end of period		$835,429

[1]	Included in operating expenses is cash of $842,496 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

	For the Six Months Ended 6/30/18 (unaudited)	For the Year Ended December 31,
		2017	2016	2015	2014	2013
Per share operating performance
Net asset value, beginning of period	$3.58	$3.48	$3.21	$3.62	$3.84	$3.80

INVESTMENT OPERATIONS
Net investment income[1]	0.14	0.24	0.25	0.25	0.25	0.28
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.13)	0.12	0.28	(0.40)	(0.19)	0.05

Total from investment activities	0.01	0.36	0.53	(0.15)	0.06	0.33

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.24)	(0.25)	(0.26)	(0.27)	(0.29)
Return of capital	—	(0.02)	(0.01)	—	(0.01)	(0.01)

Total dividends and distributions	(0.13)	(0.26)	(0.26)	(0.26)	(0.28)	(0.30)

CAPITAL SHARE TRANSACTIONS
Increase to net asset value due to shares issued through at-the-market offerings	—	—	—	—	—	0.01

Net asset value, end of period	$3.46	$3.58	$3.48	$3.21	$3.62	$3.84

Per share market value, end of period	$3.16	$3.31	$3.16	$2.78	$3.29	$3.56

TOTAL INVESTMENT RETURN[2]
Net asset value	0.66%	11.34%	18.64%	(3.35)%	1.92%	9.34%
Market value	(0.56)%	13.37%	24.39%	(7.90)%	(0.09)%	(4.42)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$180,861	$187,472	$182,019	$167,848	$189,343	$200,780
Ratio of expenses to average net assets	1.72%[3]	1.06%	0.74%	0.66%	0.71%	0.76%
Ratio of expenses to average net assets excluding interest expense[4]	0.80%[3]	0.90%	0.74%	0.66%	0.71%	0.76%
Ratio of net investment income to average net assets	8.16%[3]	6.75%	7.66%	7.21%	6.60%	7.40%
Asset Coverage per $1,000 of Indebtedness	$3,478	$5,075	$—	$—	$—	$—
Portfolio turnover rate	22%	64%	53%	51%	67%	69%

[1]	Per share information is calculated using the average shares outstanding method.
[2]

Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.

[3]	Annualized.
[4]	Presentation of 2013-2014 adjusted to conform with current period presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$201,637,349	$656,196	(1)	$202,293,545	(1)
Bank Loans	—	24,529,729	14,167,702		38,697,431
Asset Backed Security	—	1,007,384	—		1,007,384
Common Stocks	860,699	—	1,757,149	(1)	2,617,848	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-Term Investments	—	9,745,604	—		9,745,604

	$860,699	$236,920,066	$16,581,047	(1)	$254,361,812	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$118,284	$—		$118,284

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$78,446	$—		$78,446

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of June 30, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of December 31, 2017	$1,627,887	$8,431,068	$1,480,492	(1)	$0	(1)	$11,539,447	(1)
Accrued discounts (premiums)	19,797	22,657	—		—		42,454
Purchases	248,170	4,058,692	—		—		4,306,862
Sales	(182,580)	(1,810,471)	—		—		(1,993,051)
Realized gain (loss)	921	3,047	—		—		3,968
Change in unrealized appreciation (depreciation)	1,704	(5,196)	276,657		—		273,165
Transfers into Level 3	—	5,915,702	—		—		5,915,702
Transfers out of Level 3	(1,059,703)	(2,447,797)	—		—		(3,507,500)

Balance as of June 30, 2018	$656,196 (1)	$14,167,702	$1,757,149	(1)	$0	(1)	$16,581,047	(1)

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$(10,361)	$12,507	$276,657		$—		$278,803

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 6/30/2018	Valuation Techniques	Unobservable Input	Range (Weighted Average per share)
Corporate Bonds	$646,250	Market Approach	Comparable Bond Price	NA
	$9,946	Income Approach	Expected remaining distribution	$0.00—$0.04 ($0.00)
Bank Loans	$14,019,648	Vendor Pricing	Single Broker Quote	$0.93—$1.02 ($1.00)
	$148,054	Market Approach	Comparable Bond Price	NA
Common Stocks	$1,095,829	Vendor Pricing	Single Broker Quote	$19.00—$275.60 ($23.38)
	$661,272	Market Approach	Comparable Bond Price, Discounted Cash Flows	$0.01—$57,712.20 ($1,141.68)
	$48	Market Approach	Discount For Illiquidity and EBITDA Multiples	$0.00—$5.66 ($0.12)
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended June 30, 2018, there were no transfers between Level 1 and Level 2, but there was $5,915,702 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,507,500 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018 and the effect of these derivatives on the Statement of Operations for the six months ended June 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
forward contracts	$118,284	$78,446	$—	$139,407

For the six months ended June 30, 2018, the Fund held an average monthly value on a net basis of $8,874,747 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$118,284	$(78,446)	$—	$—	$39,838

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$78,446	$(78,446)	$—	$—	$—

(a)	Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company (“SSB”), the Fund’s custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2018 are disclosed in the Schedule of Investments.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2018, the Fund had investment securities on loan with a fair value of $4,258,636. Collateral received for securities loaned and a related liability of $4,301,063 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of June 30, 2018, the value of the related collateral exceeded the value of the securities loaned.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended June 30, 2018, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $39,387, of which $17,566 was rebated to borrowers (brokers). The Fund retained $16,335 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,486.

K) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

L) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund’s outstanding shares or its average weekly net assets. For the six months ended June 30, 2018, investment advisory fees earned were $417,654.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2018, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $29,755.

Prior to March 12, 2018, the Independent Directors received a minimum of fifty percent (50%) of their annual retainer in the form of shares. During the six months ended June 30, 2018 and the year ended December 31, 2017, 0 shares and 13,164 shares, respectively, were issued through the Directors’ compensation plan. Directors as a group own less than 1% of the Fund’s outstanding shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund has a line of credit subject to annual renewal provided by SSB primarily to leverage its investment portfolio (the “SSB Agreement”). The Fund may borrow the lesser of: a) $90,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. Under the terms of the SSB Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at LIBOR plus a spread. At June 30, 2018, the Fund had loans outstanding under the SSB Agreement of $73,000,000. During the six months ended June 30, 2018, the Fund had borrowings under the SSB Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense
$66,596,685	2.52%	$80,500,000	$842,496

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 4. Line of Credit (continued)

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) were $76,781,735 and $52,565,469, respectively.

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 6. Fund Shares (continued)

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Shares issued through the Directors compensation plan	0	13,164

Net increase	0	13,164

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Asset Management Income Fund, Inc.

Shareholder Meeting Results (unaudited)

On April 24, 2018, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was held and the following matter was voted upon:

(1) To elect five Directors to the Board of Directors of the Fund:

NOMINEE	“FOR” NOMINEE	WITHHELD
Laura A. DeFelice	35,447,760	12,880,309
Lawrence J. Fox	35,115,953	13,212,116
Jeffrey E. Garten	35,396,285	12,931,784
Mahendra R. Gupta	35,321,033	13,007,036
John G. Popp	35,387,946	12,940,123

In addition to the Directors elected at the meeting, Terry Bovarnick, James J. Cattano and Steven N. Rappaport continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•

Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•

Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•

We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•

We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•

To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)

Credit Suisse High Yield Bond Fund (NYSE American: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170

Overnight correspondence should be sent to:

Computershare
211 Quality Circle, Suite 210
College Station, TX 77845

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0618

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 16, 2018.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 24, 2018

/s/ Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	August 24, 2018